Operating Assets and Liabilities - Amounts recognized in balance sheet and comprehensive income (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	kr 283	kr 177
Lease Liabilities
Current	42	26
Non-current	277	155
Total lease liabilities	319	181
Additions to right of use assets		0
Depreciation charge of right-of-use assets	36	28
Interest expense	9	7
Expense relating to short-term leases	3	6
Properties
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	280	173
Lease Liabilities
Depreciation charge of right-of-use assets	35	27
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	3	4
Lease Liabilities
Depreciation charge of right-of-use assets	kr 1	kr 1